Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000008867 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Fund (Class NAV/JHBCDX)
Accumulated Value	$ 10,000		$ 12,754.379	$ 16,322.60529	$ 16,904.902481	$ 23,801.84557	$ 29,230.176825	$ 20,195.313903	$ 24,562.571538	$ 33,175.519041	$ 40,460.59032	$ 43,428.588252
C000153948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Fund (Class C/JBGCX)
Accumulated Value	10,000		12,615.5229	15,966.203007	16,349.708329	22,761.924636	27,646.011124	18,891.201152	22,718.077535	30,345.704781	36,601.889379	38,849.042246
C000153947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Fund (Class A/JBGAX)
Accumulated Value	9,500		12,074.664445	15,395.665544	15,879.818427	22,272.073708	27,247.412431	18,753.270565	22,713.440905	30,552.119878	37,110.612995	39,673.079298
C000008868 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Fund (Class 1/JIBCX)
Accumulated Value	10,000		12,748.9711	16,307.929123	16,878.630974	23,755.189802	29,161.780019	20,141.524129	24,483.832295	33,045.624743	40,287.328868	43,219.046653
C000009189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class 1/JIREX)
Accumulated Value	10,000		9,913.8759	10,528.152142	12,355.285468	11,150.131402	15,650.868897	13,692.875082	13,062.468121	15,844.478619	15,518.219573	17,678.53326600
C000223234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class A/JYEBX)
Accumulated Value	9,500		9,418.182105	10,001.744535	11,737.521194	10,592.624831	14,827.703052	12,933.578902	12,309.653614	14,869.590475	14,520.532489	16,487.746061
C000223235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class C/JABFX)
Accumulated Value	10,000		9,913.8759	10,528.152142	12,355.285468	11,150.131402	15,523.208812	13,434.253552	12,686.701289	15,228.347286	14,752.690315	16,636.229577
C000223236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class I/JABGX)
Accumulated Value	250,000		247,846.8975	263,203.803556	308,882.136701	278,753.285053	391,152.602782	342,232.992992	326,494.669586	395,618.328575	386,956.019987	441,102.466299
C000223233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class R6/JABIX)
Accumulated Value	1,000,000		991,387.59	1,052,815.214225	1,235,528.546806	1,115,013.140215	1,565,328.033589	1,369,969.632002	1,307,506.839309	1,586,557.02789	1,553,242.709671	1,771,779.734102
C000199364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class R6/JSJFX)
Accumulated Value	1,000,000		1,167,948.67	1,458,380.982474	1,310,739.829483	1,594,864.275408	2,242,400.446713	1,579,182.798528	1,542,740.123421	1,978,947.964893	1,957,351.092278	2,065,864.013983
C000009243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class NAV)
Accumulated Value	10,000		11,679.4867	14,583.809825	13,115.24701	15,956.491367	22,431.789384	15,800.508966	15,436.136589	19,797.562801	19,594.492072	20,679.434787
C000199363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class I/JSJIX)
Accumulated Value	250,000		291,987.1675	364,406.335761	327,113.720172	397,363.697731	558,267.710964	392,521.444177	383,116.418413	490,720.959127	485,063.064241	511,637.321826
C000199366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class C/JSJCX)
Accumulated Value	10,000		11,679.4867	14,515.802393	12,907.483423	15,521.955372	21,584.996915	15,032.785193	14,515.962999	18,425.835455	18,028.898	18,819.424071
C000199365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class A/JSJAX)
Accumulated Value	9,500		11,095.512365	13,833.08361	12,393.699663	15,018.598744	21,042.135476	14,766.537408	14,376.27894	18,373.791629	18,113.668533	19,056.055324
C000069283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class A/JAAAX)
Accumulated Value	9,500		9,977.494035	10,072.563589	10,379.830264	10,664.34847	11,576.609791	11,234.979174	11,668.427592	12,544.2558	13,104.018628	14,490.235887
C000102118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class C/JAACX)
Accumulated Value	10,000		10,430.2453	10,450.344174	10,697.729215	10,915.631368	11,763.720692	11,337.471096	11,690.45793	12,482.063611	12,949.472956	14,214.058917
C000098166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class I/JAAIX)
Accumulated Value	250,000		263,338.42	266,433.246847	275,466.29041	283,843.134907	309,154.349737	300,943.779052	313,495.042622	337,968.895236	354,279.554634	392,804.816818
C000113512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class R2/JAAPX)
Accumulated Value	10,000		10,487.0711	10,576.629114	10,888.294346	11,177.222314	12,116.7234	11,747.78553	12,196.001141	13,102.343917	13,675.594786	15,095.22204
C000128529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class R4/JAASX)
Accumulated Value	10,000		10,517.6052	10,633.105438	10,975.210613	11,294.367652	12,276.906822	11,935.336265	12,419.536028	13,371.328657	13,996.874311	15,496.236843
C000106470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class R6/JAARX)
Accumulated Value	1,000,000		1,054,548.69	1,068,713.736005	1,105,984.454259	1,140,825.088058	1,243,768.0217	1,212,078.678159	1,263,639.680914	1,364,522.051566	1,430,972.788148	1,588,969.541659
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,623.4067	13,908.750015	14,315.103326	17,455.368033	22,895.454097	20,324.841803	23,565.539253	29,960.134815	34,717.685581	41,793.081509
Standard And Poor s 500 C000223236 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		290,585.1675	347,718.750371	357,877.583157	436,384.200832	572,386.352436	508,121.045091	589,138.481344	749,003.370395	867,942.13956	1,044,827.037756
Standard And Poor s 500 C000223233 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,162,340.67	1,390,875.001483	1,431,510.332629	1,745,536.803329	2,289,545.409746	2,032,484.180367	2,356,553.925378	2,996,013.481582	3,471,768.558244	4,179,308.15103
Russell 3000 C000199364 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,160,627.03	1,395,634.435403	1,413,916.283519	1,717,081.14345	2,284,456.47173	1,981,036.014005	2,273,384.253925	2,867,746.585801	3,321,995.40815	3,989,847.504687
Russell 3000 C000199363 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		290,156.7575	348,908.608851	353,479.07088	429,270.285863	571,114.117933	495,259.003502	568,346.063482	716,936.646451	830,498.852038	997,461.876172
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,606.2703	13,956.344354	14,139.162835	17,170.811434	22,844.564717	19,810.36014	22,733.842539	28,677.465858	33,219.954081	39,898.475046
Bloomberg U S Aggregate Bond C000098166 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		251,230.265	248,594.334449	273,882.826799	291,612.212551	291,366.328049	257,812.771099	254,736.47177	273,323.830453	281,895.760492	287,225.645385
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,049.2106	9,943.773378	10,955.313072	11,664.488502	11,654.653122	10,312.510844	10,189.458871	10,932.953218	11,275.83042	11,489.025816
Bloomberg U S Aggregate Bond C000106470 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,004,921.06	994,377.337796	1,095,531.307198	1,166,448.850207	1,165,465.312201	1,031,251.0844	1,018,945.887086	1,093,295.321818	1,127,583.041975	1,148,902.581549
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		12,081.5958	15,371.085596	16,027.946651	23,134.821541	29,734.081208	24,067.885115	29,347.447923	38,372.653029	47,036.217662	52,124.14226
Dow Jones U S Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Index
Accumulated Value	10,000		9,686.8259	10,442.641944	11,512.664272	9,478.120108	13,664.273172	12,188.354717	11,801.952061	14,296.07228	14,260.050181	16,745.11533
Dow Jones U S Select REIT C000223236 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		242,170.6475	261,066.048597	287,816.606804	236,953.002706	341,606.82932	304,708.867945	295,048.801541	357,401.807027	356,501.254546	418,627.883268
Dow Jones U S Select REIT C000223233 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		968,682.59	1,044,264.194387	1,151,266.427216	947,812.010824	1,366,427.317282	1,218,835.471782	1,180,195.206166	1,429,607.228111	1,426,005.018186	1,674,511.533073
Russell 2000 Growth C000199364 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,163,857.38	1,521,347.242551	1,353,719.026697	1,587,607.344196	2,152,940.904182	1,609,106.546256	1,718,137.932359	2,021,795.1016	2,233,618.655266	2,752,837.897212
Russell 2000 Growth C000199363 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		290,964.345	380,336.810638	338,429.756674	396,901.836049	538,235.226046	402,276.636564	429,534.48309	505,448.7754	558,404.663817	688,209.474304
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		11,638.5738	15,213.472426	13,537.190267	15,876.073442	21,529.409042	16,091.065463	17,181.379324	20,217.951016	22,336.186553	27,528.378973
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Accumulated Value	10,000		10,559.2603	10,722.127809	10,602.364751	11,119.619245	12,131.223604	11,654.284548	11,732.755993	12,406.890703	13,064.966082	14,033.449938
HFRX Global Hedge Fund C000098166 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		263,981.5075	268,053.195229	265,059.118774	277,990.481134	303,280.590098	291,357.113698	293,318.899811	310,172.267564	326,624.152029	350,836.248424
HFRX Global Hedge Fund C000106470 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,055,926.03	$ 1,072,212.780916	$ 1,060,236.475095	$ 1,111,961.924537	$ 1,213,122.360392	$ 1,165,428.454793	$ 1,173,275.599245	$ 1,240,689.070256	$ 1,306,496.608114	$ 1,403,344.993694